Federated Hermes International Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%		8.41%
Class IS and R6 Shares [Member] | MSCI ACWI ex USA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	32.39%	7.91%	9.47%
Class IS and R6 Shares [Member] | MSCI ACWI ex USA Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	25.65%	4.01%	8.90%
Class IS and R6 Shares [Member] | Morningstar Foreign Large Growth Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	19.44%	3.08%	8.28%
Class IS and R6 Shares [Member] | IS
Prospectus [Line Items]
Average Annual Return, Percent		20.63%	1.05%	9.48%
Performance Inception Date				Feb. 29, 2016
Class IS and R6 Shares [Member] | IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.30%)	(3.48%)	6.35%
Class IS and R6 Shares [Member] | IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		27.03%	0.66%	7.55%
Class IS and R6 Shares [Member] | R6
Prospectus [Line Items]
Average Annual Return, Percent		20.69%	1.07%	9.49%
Performance Inception Date				Feb. 29, 2016

[1]	The MSCI All Country World (ACWI) ex USA Index is a broad-based benchmark capturing large and mid-cap representation across developed markets countries (excluding the United States) and emerging markets countries.
[2]	The MSCI All Country World (ACWI) ex USA Index is a broad-based benchmark capturing large and mid-cap representation across developed markets countries (excluding the United States) and emerging markets countries.
[3]	The MSCI All Country World (ACWI) ex USA Growth Index is designed to measure the performance of growth companies within developed and emerging equity markets, excluding the U.S. and frontier markets.
[4]	Morningstar figures represent the average of the total returns reported by all mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.